Note 13 - Investments in Non-consolidated Companies (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 R$ / shares	Feb. 19, 2019 USD ($)
Disclosure of unconsolidated structured entities [line items]
Dividends received from associates, classified as investing activities	$ 278,000	$ 28,974,000	$ 25,722,000
Total investments in subsidiaries, joint ventures and associates	$ 957,352,000	879,965,000	$ 805,568,000
Several banks, to refinance obligations [member]
Disclosure of unconsolidated structured entities [line items]
Debt service coverage ratio, covered, percent	22.00%
Letters of credit, covered	$ 9,800,000
Ternium and Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Dividends received from associates, classified as investing activities	300,000	$ 29,000,000
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Fair value of investments in associates for which there are quoted market prices	113,800,000
Total investments in subsidiaries, joint ventures and associates	$ 65,100,000
Usiminas [member] | Ordinary shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)	$ 3.02			R$ 15.69
Usiminas [member] | Preference shares [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per share (in BRL per share) | (per share)	$ 2.81			R$ 14.61
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held in associate	5.19%	5.19%
Usiminas [member] | Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held in associate	3.07%
Proportion of ownership interest in associate	5.19%
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Closing price, per ads (in dollars per share)	$ 29.08
Fair value of investments in associates for which there are quoted market prices	668,000,000
Total investments in subsidiaries, joint ventures and associates	$ 830,000,000
Proportion of ownership interest in associate	11.46%
Techgen s.a. [member]
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates	$ 19,500,000
Proportion of ownership interest in associate	22.00%
Provision for exposure to transportation capacity agreements	$ 48,800,000
Provision for exposure to purchase and other service agreements	900,000
Provision for exposure to the purchase of clean energy certificates	17,600,000
Proceeds From (Repayments of Loans) Receivable From Related Parties		$ 40,500,000
Loans and receivables	$ 58,100,000
Proportion of corporate guarantee covering obligations	22.00%	22.00%
Techgen s.a. [member] | Techgen s.a. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	48.00%
Techgen s.a. [member] | Several banks, to refinance obligations [member]
Disclosure of unconsolidated structured entities [line items]
Debt instruments issued					$ 640,000,000
Techgen s.a. [member] | Tecpetrol International S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate	30.00%
Global Pipe Company [Member]
Disclosure of unconsolidated structured entities [line items]
Total investments in subsidiaries, joint ventures and associates	$ 23,400,000
Proportion of ownership interest in associate	35.00%
Global Pipe Company [Member] | Saudi Steel Pipe Company [member]
Disclosure of unconsolidated structured entities [line items]
Corporate Guarantee Covering Obligations	$ 131,500,000